Securities - Amortized cost and fair value of available-for-sale securities by contractual maturity (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale, amortized cost
Within one year	$ 1,526,439
One to five years	11,435,457
Five to ten years	34,788,426
After ten years	15,458,324
Available-for-sale securities, amortized cost, subtotal	63,208,646
Mortgage-backed securities, amortized cost	23,067,200
Available-for-sale securities, amortized cost	86,275,846	$ 95,606,893
Available-for-sale securities, fair value
Within one year	1,528,936
One to five years	11,703,893
Five to ten years	35,343,736
After ten years	15,718,372
Available-for-sale Securities, fair value	64,294,937	55,264,976
Mortgage-backed securities, fair value	23,178,395	41,419,921
Available-for-sale securities, fair value	$ 87,473,332	$ 96,684,897